Average Annual Total Returns	Prospectus #1 Calvert Global Equity Fund MSCI World Index One Year	Prospectus #1 Calvert Global Equity Fund MSCI World Index Five Years	Prospectus #1 Calvert Global Equity Fund MSCI World Index Life of Fund	Prospectus #1 Calvert Global Equity Fund Class A One Year	Prospectus #1 Calvert Global Equity Fund Class A Five Years	Prospectus #1 Calvert Global Equity Fund Class A Life of Fund	Prospectus #1 Calvert Global Equity Fund Class A Inception Date	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Global Equity Fund Class I One Year	Prospectus #1 Calvert Global Equity Fund Class I Five Years	Prospectus #1 Calvert Global Equity Fund Class I Life of Fund	Prospectus #1 Calvert Global Equity Fund Class I Inception Date	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Index One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Index Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Index Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I Ten Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Bloomberg U.S. Universal Index One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Bloomberg U.S. Universal Index Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Bloomberg U.S. Universal Index Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Morningstar® LSTA® Leveraged Loan Index One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Morningstar® LSTA® Leveraged Loan Index Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Morningstar® LSTA® Leveraged Loan Index Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A Inception Date	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I Inception Date	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 Inception Date
Total	18.67%	11.15%	11.22%	3.02%	7.78%	8.75%	Dec. 14, 2021	2.04%	7.00%	7.95%	2.40%	6.12%	6.99%	9.00%	9.05%	9.45%	Dec. 17, 2015	18.67%	11.15%	9.94%	8.15%	6.42%	7.41%	4.12%	4.56%	6.05%	(2.59%)	2.25%	3.70%	0.07%	2.67%	4.01%	2.34%	3.77%	5.26%	4.35%	4.82%	6.33%	2.04%	0.06%	1.29%	8.95%	5.85%	5.41%	5.09%	3.74%	3.64%	Oct. 10, 2017	1.57%	1.20%	1.33%	2.93%	1.72%	1.74%	8.86%	4.67%	4.36%	Oct. 10, 2017	8.86%	4.67%	4.35%	Oct. 10, 2017